Indemnification	12 Months Ended
Dec. 31, 2011
Indemnification [Abstract]
Indemnification

(10) Indemnification

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.